MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS June 30, 1998

Two World Trade Center,
New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund for the period ended June 30, 1998.

The deflationary impact of the Asian financial crisis has begun to temper U.S. economic growth. Although employment conditions strengthened in the United States and unemployment declined to its lowest level since 1970, inflation remained subdued. This was primarily the result of improved productivity, lower oil costs and cheaper imports.

Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries, with yields declining to a range not seen in over 20 years. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured index yields stood at 5.20 percent at the end of June 1998. Since the beginning of the year index yields have ranged from a low of 5.15 percent in January to 5.35 percent in April. Insured index yields were as high as 5.60 percent in June 1997.


MORGAN STANLEY DEAN WITTER SELECT REINVESTMENT MUNICIPAL TRUST

   DATE          AAA INS            TSY             % RELATIONSHIP
   ----          -------            ---             --------------
 12/31/93         5.40%            6.34%                 85.17%
 01/31/94         5.40             6.24                  86.54%
 02/28/94         5.80             6.66                  87.09%
 03/31/94         6.40             7.09                  90.27%
 04/29/94         6.35             7.32                  86.75%
 05/31/94         6.25             7.43                  84.12%
 06/30/94         6.50             7.61                  85.41%
 07/29/94         6.25             7.39                  84.57%
 08/31/94         6.30             7.45                  84.56%
 09/30/94         6.55             7.81                  83.87%
 10/31/94         6.75             7.96                  84.80%
 11/30/94         7.00             8.00                  87.50%
 12/30/94         6.75             7.88                  85.66%
 01/31/95         6.40             7.70                  83.12%
 02/28/95         6.15             7.44                  82.66%
 03/31/95         6.15             7.43                  82.77%
 04/28/95         6.20             7.34                  84.47%
 05/31/95         5.80             6.66                  87.09%
 06/30/95         6.10             6.62                  92.15%
 07/31/95         6.10             6.86                  88.92%
 08/31/95         6.00             6.66                  90.09%
 09/29/95         5.95             6.48                  91.82%
 10/31/95         5.75             6.33                  90.84%
 11/30/95         5.50             6.14                  89.58%
 12/29/95         5.35             5.94                  90.07%
 01/31/96         5.40             6.03                  89.55%
 02/29/96         5.60             6.46                  86.69%
 03/29/96         5.85             6.66                  87.84%
 04/30/96         5.95             6.89                  86.36%
 05/31/96         6.05             6.99                  86.55%
 06/28/96         5.90             6.89                  85.63%
 07/31/96         5.85             6.97                  83.93%
 08/30/96         5.90             7.11                  82.98%
 09/30/96         5.70             6.93                  82.25%
 10/31/96         5.65             6.64                  85.09%
 11/29/96         5.50             6.35                  86.61%
 12/31/96         5.60             6.63                  84.46%
 01/31/97         5.70             6.79                  83.95%
 02/28/97         5.65             6.46                  86.69%
 03/31/97         5.90             7.10                  83.10%
 04/30/97         5.75             6.94                  82.85%
 05/30/97         5.65             6.91                  81.77%
 06/30/97         5.60             6.78                  82.60%
 07/30/97         5.30             6.30                  84.13%
 08/31/97         5.50             6.61                  83.21%
 09/30/97         5.40             6.40                  84.38%
 10/31/97         5.35             6.15                  86.99%
 11/30/97         5.30             6.05                  87.60%
 12/31/97         5.15             5.92                  86.99%
 01/31/98         5.15             5.80                  88.79%
 02/28/98         5.20             5.92                  87.84%
 03/31/98         5.25             5.93                  88.53%
 04/30/98         5.35             5.95                  89.92%
 05/29/98         5.20             5.80                  89.66%
 06/30/98         5.20             5.65                  92.04%

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS June 30, 1998, continued

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, U. S. Treasury borrowing needs have shrunk with the decline in the budget deficit. Under these conditions the municipal rally lagged Treasuries. The ratio of municipal yields to Treasury yields improved from 83 percent in June 1997 to over 90 percent this June. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

For the year-to-date, total municipal volume of $141 billion is up 50 percent from the same period last year. Half the underwritings were enhanced with bond insurance. Refundings represented nearly one-third of total new issues.


PERFORMANCE

Morgan Stanley Dean Witter Select Municipal Reinvestment Fund produced a total return of 2.22 percent for the six-month period ended June 30, 1998. The Fund's net asset value moved slightly from $12.47 per share to $12.46 per share. Tax-free dividends totaling $0.24 per share were paid during the period. Over the same period, the Lehman Brothers Municipal Bond Index posted a total return of 2.69 percent, while the Lipper Analytical Services, Inc. General Municipal Debt Funds Index registered a total return of 2.45 percent. The Fund's net assets exceeded $91 million.


PORTFOLIO STRUCTURE

During the past six months portfolio duration, a measure of sensitivity to interest rate changes, was extended from 6.4 years to 7.2 years. This was primarily accomplished by selling refunded bonds to purchase new issues. Refunded bonds were reduced from 11 percent to 6 percent of net assets.

Investments were diversified among 10 long-term sectors and 46 credits. Throughout the period, high credit quality was maintained with over 70 percent of its long-term holdings rated double or triple "A." The average maturity of the portfolio was 16 years. As illustrated in the accompanying chart the distribution of call dates produced 7 years of weighted average call protection.


LOOKING AHEAD

The economic fundamentals are in place for another year of solid economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures and provide a favorable environment for municipal bonds. The Federal Reserve Board remains sensitive to the risk of an acceleration in labor costs but has maintained its neutral stance.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS June 30, 1998, continued


LARGEST SECTORS AS OF JUNE 30, 1998
(% OF NET ASSETS)


General Obligation              15%
Hospital                         9%
Education                        9%
IDR/PCR*                         8%
Electric                         6%
Refunded                         6%
All Others                      11%
Transportation                  21%
Water & Sewer                   15%


*Industrial Development/Pollution Control Revenue.

Portfolio structure is subject to change.







CREDIT RATINGS AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)


Aa or AA                       30%
A or A                         25%
Baa or BBB                      1%
NR                              1%
Aaa or AAA                     43%


As measured by Moody's Investors Service Inc.
or Standard & Poor's Corp.

Portfolio structure is subject to change.




CALL STRUCTURE AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)
PERCENT CALLABLE


WEIGHTED AVERAGE
CALL PROTECTION: 7 YEARS

YEARS BONDS CALLABLE
1998                     2%
1999                     9%
2000                     2%
2001                     6%
2002                     7%
2003                    10%
2004                     8%
2005                    10%
2006                    11%
2007                     6%
2008                    17%
2009+                   12%



Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS June 30, 1998, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,
[GRAPHIC OMITTED]




CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE        VALUE
-----------                                                                             ---------- ---------- -------------
            TAX- EXEMPT MUNICIPAL BONDS (93.4%)
            General Obligation (15.3%)
  $ 4,000   North Slope Borough, Alaska, Ser 1996 B (MBIA) ............................   0.00%    06/30/07    $ 2,649,440
    1,700   Washington Suburban Sanitation District, Maryland, Gen Constr Refg 1994....   5.00     06/01/14      1,696,226
    1,260   New York City, New York, 1990 Ser D .......................................   6.00     08/01/07      1,286,649
    2,000   Little Miami Local School District, Ohio, Ser 1998 (FGIC) .................   4.875    12/01/23      1,927,940
    2,000   Pennsylvania, First Ser 1995 (FGIC)** .....................................   5.50     05/01/12      2,104,720
    2,000   Shelby County, Tennessee, Refg 1995 Ser A .................................   5.625    04/01/12      2,112,240
    2,000   Washington, Ser 1994 A** ..................................................   5.80     09/01/08      2,137,460
  -------                                                                                                      -----------
   14,960                                                                                                       13,914,675
  -------                                                                                                      -----------
            Educational Facilities Revenue (9.1%)
    2,000   District of Columbia, Georgetown University Ser 1993 ......................   5.375    04/01/23      2,022,940
    2,000   Massachusetts Health & Educational Facilities Authority, Boston College
             Ser K ....................................................................   5.25     06/01/18      2,002,200
    1,500   Rutgers -- The State University, New Jersey, Refg Ser R ...................   6.50     05/01/13      1,633,125
    2,000   New York State Dormitory Authority, State University Ser 1989 B ...........   0.00     05/15/03      1,611,480
    1,000   Ohio Higher Educational Facility Commission, Oberlin College Ser 1993 .....   5.375    10/01/15      1,019,450
  -------                                                                                                      -----------
    8,500                                                                                                        8,289,195
  -------                                                                                                      -----------
            Electric Revenue (6.2%)
    2,000   South Carolina Public Service Authority, Santee Cooper 1997 Refg Ser A
             (MBIA) ...................................................................   5.00     01/01/29      1,942,120
    2,000   Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA) .........   5.00     07/01/21      1,941,460
    3,000   Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC)......   0.00     07/01/09      1,763,070
  -------                                                                                                      -----------
    7,000                                                                                                        5,646,650
  -------                                                                                                      -----------
            Hospital Revenue (9.3%)
    2,000   Birmingham -- Carraway Special Care Facilities Financing Authority,
             Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ...............   6.25     08/15/09      2,266,060
    2,000   Maryland Industrial Development Financing Authority, Holy Cross Health
             Refg Ser 1996 ............................................................   5.50     12/01/08      2,152,740
    2,000   North Central Texas Health Facilities Development Corporation, University
             Medical Center Ser 1996 (FSA) ............................................   5.50     04/01/10      2,114,640
    2,000   Washington Health Care Facilities, Swedish Health Ser 1998 (AMBAC) ........   5.125    11/15/22      1,952,280
  -------                                                                                                      -----------
    8,000                                                                                                        8,485,720
  -------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (8.0%)
      700   Connecticut Development Authority, Bridgeport Hydraulic Co Refg Ser 1990      7.25     06/01/20        747,278
    1,000   Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A ....................   7.10     02/01/06      1,169,550
    1,000   Claiborne County, Mississippi, Middle South Energy Inc Ser C ..............   9.875    12/01/14      1,050,070

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE        VALUE
-----------                                                                               ---------- ---------- -------------
  $ 2,000   Ohio Water Development Authority, Dayton Power & Light Co
             Collateralized Refg 1992 Ser A .............................................   6.40%    08/15/27    $ 2,157,080
    1,500   Matagorda County Navigation District #1, Texas, Central Power
             & Light Co Collateralized Ser 1984 A .......................................   7.50     12/15/14      1,611,075
      500   Russell County Industrial Development Authority, Virginia, Appalachian
             Power Co Ser G .............................................................   7.70     11/01/07        542,245
  -------                                                                                                        -----------
    6,700                                                                                                          7,277,298
  -------                                                                                                        -----------
            Mortgage Revenue -- Multi-Family (1.4%)
    1,000   Michigan Housing Development Authority, Rental 1992 Ser A ...................   6.60     04/01/12      1,079,530
      235   Pennsylvania Housing Finance Agency, Moderate Rehabilitation -- Section 8
             Assisted Issue B ...........................................................   9.00     08/01/01        236,793
  -------                                                                                                        -----------
    1,235                                                                                                          1,316,323
  -------                                                                                                        -----------
            Mortgage Revenue -- Single Family (2.3%)
    2,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) ..........   5.875    12/01/24      2,087,320
  -------                                                                                                        -----------
            Transportation Facilities Revenue (20.6%)
    2,000   Los Angeles County Transportation Commission, California, Sales Tax
             Ser 1991 B .................................................................   6.50     07/01/13      2,144,420
    1,500   San Francisco Bay Area Rapid Transit Authority, California (AMBAC) ..........   4.75     07/01/23      1,414,155
    2,000   Lee County, Florida, Ser 1995 (MBIA) ........................................   5.75     10/01/22      2,118,980
    2,000   Kansas, Highway Refg Ser 1998 ...............................................   5.50     09/01/14      2,149,040
    3,500   Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A BIGS**           8.50      07/01/0      4,445,665
    3,000   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) .................   5.55     01/01/17      3,059,820
    1,000   Ohio Turnpike Commission, 1994 Ser A ........................................   5.75     02/15/24      1,056,730
    2,500   Puerto Rico Highway & Transportation Authority, Ser A .......................   4.75     07/01/38      2,351,300
  -------                                                                                                        -----------
   17,500                                                                                                         18,740,110
  -------                                                                                                        -----------
            Water & Sewer Revenue (15.2%)
    2,000   San Francisco Public Utilities Commission, California, Water 1996 Ser A .....   5.00     11/01/21      1,954,080
    2,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) (WI) ...............   4.75     01/01/28      1,876,440
    1,500   Massachusetts Water Resource Authority, 1993 Ser C ..........................   5.25     12/01/08      1,583,745
    2,000   Suffolk County Industrial Development Agency, New York, Southwest
             Sewer Ser 1994 (FGIC) ......................................................   4.75     02/01/09      2,012,580
    1,000   Columbus, Ohio, Sewerage Refg Ser 1992 ......................................   6.25     06/01/08      1,088,050
    7,000   Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B (FGIC) .........   0.00     09/01/28      1,465,450
            Metropolitan Government of Nashville & Davidson County, Tennessee,
    2,000    Refg of 1986 ...............................................................   5.50     01/01/16      2,000,560
    2,000    Refg Ser 1998 A (FGIC) .....................................................   4.75     01/01/22      1,891,680
  -------                                                                                                        -----------
   19,500                                                                                                         13,872,585
  -------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE         VALUE
-----------                                                                           ---------- ------------- -------------
            Refunded (6.0%)
 $  1,000   Hennepin County, Minnesota, Ser 1991 COPs ...............................    6.80%    11/15/01+     $ 1,086,730
    2,000   Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC) ....................    6.733    09/01/01+       2,197,640
    2,000   Nebraska Public Power District, Power Supply 1993 Ser ...................    6.125    01/01/03+       2,148,600
 --------                                                                                                       -----------
    5,000                                                                                                         5,432,970
 --------                                                                                                       -----------
   90,395   TOTAL TAX- EXEMPT MUNICIPAL BONDS (Identified Cost $79,176,282 ) ...............................     85,062,846
 --------                                                                                                       -----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.4%)
    4,000   Missouri Health & Educational Facilities Authority, Washington University
             Ser D (Demand 07/01/98) ................................................    3.80*    09/01/30        4,000,000
      800   Montour County, Pennsylvania, Geisinger Health System Ser 1992 B
             (Demand 07/01/98) ......................................................    4.00*    07/01/22          800,000
    1,000   Harris County Health Facilities Development Corporation, Texas, Methodist
             Hospital Ser 1994 (Demand 07/01/98) ....................................    4.00*    12/01/25        1,000,000
 --------                                                                                                       -----------
    5,800   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $5,800,000)..................      5,800,000
 --------                                                                                                       -----------
 $ 96,195   TOTAL INVESTMENTS (Identified Cost $84,976,282 ) (a) .............................     99.8%         90,862,846
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES ............................................      0.2             214,826
                                                                                                  -------       -----------
            NET ASSETS .......................................................................    100.0%        $91,077,672
                                                                                                  =======       ===========

---------------
BIGS     Bond Income Growth Security.
COPs     Certificates of Participation.
WI       Security purchased on a "when-issued" basis.
*        Current coupon of variable rate demand obligation.
** All of these securities are segregated in connection with the purchase of "when-issued" securities.
+        Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,906,904 and the aggregate gross unrealized depreciation is $20,340, resulting in net unrealized appreciation of $5,886,564.

Bond Insurance:
---------
AMBAC       AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1998








   Alabama   ....................       2.5%
   Alaska .......................       5.2
   California  ..................       6.1
   Connecticut ..................       0.8
   District of Columbia .........       2.2
   Florida ......................       2.3
   Georgia ......................       2.1
   Kansas .......................       2.3
   Kentucky .....................       4.9
   Maryland  ....................       4.2
   Massachusetts  ...............       7.3%
   Michigan .....................       2.5
   Minnesota ....................       1.2
   Mississippi  .................       1.1
   Missouri .....................       4.4
   Nebraska .....................       2.4
   New Jersey  ..................       1.8
   New York  ....................       5.4
   Ohio .........................      10.4
   Pennsylvania .................       5.1
   Puerto Rico ..................       2.6%
   South Carolina ...............       2.1
   Tennessee ....................       6.6
   Texas   ......................       5.2
   Utah .........................       2.1
   Virginia  ....................       0.6
   Washington   .................       6.4
                                       ----
   Total  .......................      99.8%
                                       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)


ASSETS :
Investments in securities, at value
  (identified cost $84,976,282)........................................   $ 90,862,846
Receivable for:
   Interest ...........................................................      1,249,329
   Investments sold ...................................................        998,998
Prepaid expenses and other assets .....................................         39,748
                                                                          ------------
  TOTAL ASSETS ........................................................     93,150,921
                                                                          ------------
LIABILITIES:
Payable for:
  Investments purchased ...............................................      1,889,348
  Shares of beneficial interest repurchased ...........................         44,994
  Dividends to shareholders ...........................................         44,977
  Investment management fee ...........................................         40,115
Payable to bank .......................................................         10,761
Accrued expenses ......................................................         43,054
                                                                          ------------
  TOTAL LIABILITIES ...................................................      2,073,249
                                                                          ------------
  NET ASSETS ..........................................................   $ 91,077,672
                                                                          ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .......................................................   $ 83,386,424
Net unrealized appreciation ...........................................      5,886,564
Accumulated undistributed net realized gain ...........................      1,804,684
                                                                          ------------
  NET ASSETS ..........................................................   $ 91,077,672
                                                                          ============
NET ASSET VALUE PER SHARE,
  7,307,700 shares outstanding (unlimited shares authorized of $.01 par
  value) ..............................................................         $12.46
                                                                                ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $  2,538,401
                                                 ------------
EXPENSES
Investment management fee .....................       229,848
Transfer agent fees and expenses ..............       114,517
Professional fees .............................        24,418
Registration fees .............................        21,456
Shareholder reports and notices ...............        20,257
Trustees' fees and expenses ...................         6,822
Custodian fees ................................         2,577
Other .........................................         6,187
                                                 ------------
  TOTAL EXPENSES ..............................       426,082
Less: expense offset ..........................        (2,571)
                                                 ------------
  NET EXPENSES ................................       423,511
                                                 ------------
  NET INVESTMENT INCOME .......................     2,114,890
                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................     1,804,683
Net change in unrealized appreciation .........    (1,837,348)
                                                 ------------
  NET LOSS ....................................       (32,665)
                                                 ------------
NET INCREASE ..................................  $  2,082,225
                                                 ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JUNE 30, 1998   DECEMBER 31, 1997
                                                       --------------- ------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $  2,114,890      $  4,363,935
Net realized gain ....................................     1,804,683            40,800
Net change in unrealized appreciation ................    (1,837,348)        2,564,846
                                                        ------------      ------------
  NET INCREASE .......................................     2,082,225         6,969,581
                                                        ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................    (2,114,890)       (4,363,935)
Net realized gain ....................................       (40,799)         (170,383)
                                                        ------------      ------------
  TOTAL ..............................................    (2,155,689)       (4,534,318)
                                                        ------------      ------------
Net decrease from transactions in shares of beneficial
  interest ...........................................    (3,104,345)         (367,052)
                                                        ------------      ------------
  NET INCREASE (DECREASE) ............................    (3,177,809)        2,068,211
NET ASSETS:
Beginning of period ..................................    94,255,481        92,187,270
                                                        ------------      ------------
  END OF PERIOD ......................................  $ 91,077,672      $ 94,255,481
                                                        ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund"), formerly Dean Witter Select Municipal Reinvestment Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 aggregated $15,493,307 and $21,553,410, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $8,800.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                   FOR THE SIX                          FOR THE YEAR
                                                                   MONTHS ENDED                            ENDED
                                                                  JUNE 30, 1998                       DECEMBER 31, 1997
                                                        ----------------------------------   ----------------------------------
                                                                   (unaudited)
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                        ---------------   ----------------   ---------------   ----------------
Sold ................................................         852,769      $ 10,631,961         2,165,786        $26,487,176
Reinvestment of dividends and distributions .........         157,455         1,955,448           345,458          4,213,763
                                                              -------      ------------         ---------        -----------
                                                            1,010,224        12,587,409         2,511,244         30,700,939
Repurchased .........................................      (1,261,180)      (15,691,754)       (2,547,603)        31,067,991)
                                                           ----------      ------------        ----------        -----------
Net decrease ........................................        (250,956)     $ (3,104,345)          (36,359)       $  (367,052)
                                                           ==========      ============        ==========        ===========

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                        FOR THE SIX
                                                       MONTHS ENDED
                                                       JUNE 30, 1998
                                                  ----------------------
                                                        (unaudited)
PER SHARE OPERATING PERFORMANCE :
Net assets value, beginning of period ...........      $12.47
                                                      --------
Net investment income ...........................        0.24
Net realized and unrealized gain (loss) .........          --
                                                      --------
Total from investment operations ................        0.24
                                                      --------
Less dividends and distributions from:
 Net investment income ..........................       (0.24)
 Net realized gain ..............................       (0.01)
                                                      --------
Total dividends and distributions ...............       (0.25)
                                                      --------
Net asset value, end of period ..................      $12.46
                                                      ========
TOTAL INVESTMENT RETURN+ ........................        2.22%(1)
RATIOS TO AVERAGE NET ASSETS :
Expenses ........................................        0.93%(2)(3)
Net investment income ...........................        4.60%(2)
SUPPLEMENTAL DATA :
Net assets, end of period, in thousands .........     $91,078
Portfolio turnover rate .........................          18%(1)



                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------
                                                        1997             1996            1995          1994           1993
                                                  ---------------- ---------------- ------------- -------------- -------------
PER SHARE OPERATING PERFORMANCE :
Net assets value, beginning of period ...........      $12.14           $12.48          $11.34          $12.82       $12.12
                                                     ---------        ---------       --------        ---------    --------
Net investment income ...........................        0.58             0.61            0.62            0.65         0.67
Net realized and unrealized gain (loss) .........        0.35            (0.19)           1.16           (1.40)        0.75
                                                     ---------        ---------       --------        ---------    --------
Total from investment operations ................        0.93             0.42            1.78           (0.75)        1.42
                                                     ---------        ---------       --------        ---------    --------
Less dividends and distributions from:
 Net investment income ..........................       (0.58)           (0.61)          (0.62)          (0.69)       (0.67)
 Net realized gain ..............................       (0.02)           (0.15)          (0.02)          (0.04)       (0.05)
                                                     ---------        ---------       ---------       ---------    ---------
Total dividends and distributions ...............       (0.60)           (0.76)          (0.64)          (0.73)       (0.72)
                                                     ---------        ---------       ---------       ---------    ---------
Net asset value, end of period ..................      $12.47           $12.14          $12.48          $11.34       $12.82
                                                     =========        =========       =========       =========    =========
TOTAL INVESTMENT RETURN+ ........................        7.94%            3.55%          16.00%          (5.98)%      11.99%
RATIOS TO AVERAGE NET ASSETS :
Expenses ........................................        0.95%(3)         0.94%(3)         0.97%          0.96 %       1.02%
Net investment income ...........................        4.78%            5.01%            5.14%          5.34 %       5.25%

SUPPLEMENTAL DATA :
Net assets, end of period, in thousands .........     $94,255          $92,187          $95,231        $86,405      $96,265
Portfolio turnover rate .........................           8%              17%              17%            18 %          9%

-------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.






MORGAN STANLEY
DEAN WITTER
SELECT MUNICIPAL
REINVESTMENT FUND


SEMIANNUAL REPORT
JUNE 30, 1998